Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments [Table Text Block]
Financial instruments by category

The carrying value and fair value of financial instruments as of March 31, 2021 and 2020, respectively were as follows:

	As of March 31, 2021				As of March 31, 2020
	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Rs.	14,829	Rs.	14,829	Rs.	2,053	Rs.	2,053
Other investments (1)		24,702		24,702		24,015		24,015
Trade and other receivables		49,759		49,759		52,015		52,015
Derivative financial instruments		1,218		1,218		1,105		1,105
Other assets (2)		2,626		2,626		4,170		4,170
Total	Rs.	93,134	Rs.	93,134	Rs.	83,358	Rs.	83,358
Liabilities:
Trade and other payables	Rs.	23,744	Rs.	23,744	Rs.	16,659	Rs.	16,659
Derivative financial instruments		326		326		1,602		1,602
Long-term borrowings		7,163		7,163		5,570		5,570
Short-term borrowings		23,136		23,136		16,441		16,441
Bank overdraft		9		9		91		91
Other liabilities and provisions (3)		23,233		23,233		25,317		25,317
Total	Rs.	77,611	Rs.	77,611	Rs.	65,680	Rs.	65,680

(1)	Interest accrued but not due on investments is included in other assets.

(2)	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.12,717 and Rs.10,476 as of March 31, 2021 and 2020, respectively, are not included.

(3)	Amounts as of March 31, 2021 includes contingent consideration of Rs.420 pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details).

Disclosure of detailed information about Fair Value Measurement Of Assets And Liabilities [Table Text Block]
The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2021:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	13,263	Rs.	-	Rs.	-	Rs.	13,263
FVTPL - Financial asset - Investment in limited liability partnership firm		-		-		400		400
FVTPL - Financial asset - Investments in equity securities		-		-		1		1
FVTOCI - Financial asset - Investments in equity securities		4,532		-		-		4,532
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		892		-		892
FVTPL- Contingent consideration pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details)		-		-		420		420

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2020:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	13,832	Rs.	-	Rs.	-	Rs.	13,832
FVTPL - Financial asset - Investments in equity securities		-		-		1		1
FVTOCI - Financial asset - Investments in equity securities		303		-		-		303
FVTOCI - Financial asset - Investments in market linked debentures		1,993		-		-		1,993
Derivative financial instruments – net gain/(loss) on outs t anding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		(497)		-		(497)

(1)	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts [Text Block]
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts during the applicable year ended:

	For the Year Ended March 31,
	2021		2020		2019
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	Rs.	2,619	Rs.	155	Rs.	(257)
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions, net of amounts reclassified from equity and recognized as component of revenue		1,123		(951)		180
Net gain/(loss) reclassified from equity and recognized as component of revenue occurrence of forecasted transaction		340		(50)		(524)

Disclosure of notional amount of outstanding foreign exchange derivative contracts [Table Text Block]
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2021.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and li a bilities	Forward contract	AUD	INR	AUD 7	Sell
	Forward contract	CHF	INR	CHF 200	Sell
	Forward contract	GBP	INR	GBP 8	Sell
	Forward contract	RUB	INR	RUB 2,799	Sell
	Forward contract	U.S.$	INR	U.S.$ 353	Sell
	Forward contract	U.S.$	MXN	U.S.$ 10	Buy
	Forward contract	U.S.$	UAH	U.S.$ 14	Buy
	Forward contract	ZAR	INR	ZAR 111	Sell
	Forward contract	U.S.$	RUB	U.S.$ 2	Buy
	Forward contract	U.S.$	RON	U.S.$ 12	Buy
	Forward contract	U.S.$	AUD	U.S.$ 3	Buy
	Forward contract	GBP	U.S.$	GBP 48	Buy
	Forward contract	EUR	GBP	EUR 1	Sell
	Forward contract	EUR	U.S.$	EUR 16	Buy
	Forward contract	CHF	U.S.$	CHF200	Buy
	Forward contract	U.S.$	KZT	U.S.$ 4	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 4	Buy
	Forward contract	U.S.$	BRL	U.S.$ 4	Buy
	Forward contract	U.S.$	KZT	U.S.$ 9	Buy
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	RUB	INR	RUB 6,850	Sell
	Option contract	U.S.$	INR	U.S.$ 645	Sell - Risk Reversal
	Forward contract	ZAR	INR	ZAR 148	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2020.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$ 148	Sell
	Forward contract	RUB	INR	RUB 5,968	Sell
	Forward contract	GBP	INR	GBP 9	Sell
	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	CHF	INR	CHF 200	Sell
	Forward contract	ZAR	INR	ZAR 71	Sell
	Forward contract	CHF	U.S.$	CHF 200	Buy
	Forward contract	EUR	GBP	EUR 3	Sell
	Forward contract	EUR	U.S.$	EUR 6	Buy
	Forward contract	GBP	U.S.$	GBP 38	Buy
	Forward contract	U.S.$	AUD	U.S.$ 5	Buy
	Forward contract	U.S.$	BRL	U.S.$ 6	Buy
	Forward contract	U.S.$	CLP	U.S.$ 4	Buy
	Forward contract	U.S.$	COP	U.S.$ 4	Buy
	Forward contract	U.S.$	KZT	U.S.$ 11	Buy
	Forward contract	U.S.$	MXN	U.S.$ 2	Buy
	Forward contract	U.S.$	RON	U.S.$ 7	Buy
	Forward contract	U.S.$	RUB	U.S.$ 6	Buy
	Forward contract	U.S.$	UAH	U.S.$ 19	Buy
	Forward contract	U.S.$	INR	U.S.$ 140	Sell
Hedges of highly probable forecast transactions	Option contract	U.S.$	INR	U.S.$ 270	Sell

(1)	“INR” means Indian rupees, “U.S.$” means United States dollars, “RON” means Ro
m
anian new leus, “GBP” means U.K. pounds sterling, “AUD” means Australian dollars, “CHF” means Swiss francs, “ZAR” means South African rands, “EUR” means Euros, “BRL” means Brazilian reals, “CLP” means Chilean pesos, “COP” means Colombian pesos, “KZT” means Kazakhstan tenges, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnias and “RUB” means Russian roubles.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items [Table Text Block]
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2021		2020
Cash flows in U.S dollars
Not later than one month	Rs.	3,656	Rs.	2,648
Later than one month and not later than three months		7,311		5,297
Later than three months and not later than six months		12,063		7,945
Later than six months and not later than one year		24,126		4,540
	Rs.	47,156	Rs.	20,430
Cash flows in Russian roubles
Not later than one month	Rs.	437	Rs.	-
Later than one month and not later than three months		874		-
Later than three months and not later than six months		1,748		-
Later than six months and not later than one year		3,593		-
	Rs.	6,651	Rs.	-
Cash flows in Australian dollars
Not later than one month	Rs.	46	Rs.	-
Later than one month and not later than three months		92		-
Later than three months and not later than six months		139		-
Later than six months and not later than one year		277		-
	Rs.	555	Rs.	-
Cash flows in South African rands
Not later than one month	Rs.	61	Rs.	-
Later than one month and not later than three months		121		-
Later than three months and not later than six months		182		-
Later than six months and not later than one year		364		-
	Rs.	728	Rs.	-